Treasury Shares - Summary of Treasury shares (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Statements [Line Items]
Beginning balance		¥ 5,642,768	¥ 5,642,769
Beginning balance, Shares					1,203,505,757
Repurchase of ordinary shares					¥ 82,665
Exercise of share-based payment		¥ (2,282)	(1,737)		(58,953)
Exercise of share-based payment, Shares	[1]	(880,276)
Ending balance		¥ 5,642,768	5,642,768		5,642,769
Treasury shares [member]
Statements [Line Items]
Beginning balance		¥ 5,642,768	¥ 5,642,769		¥ 5,560,104
Beginning balance, Shares		57,186,585	57,511,787		59,287,314
Repurchase of ordinary shares	[2]				¥ 82,665
Repurchase of ordinary shares, Shares	[2]				1,447,513
Exercise of share-based payment	[1]		¥ (1)
Exercise of share-based payment, Shares		(880,276)	(325,202)	[1]	(3,223,040)	[1]
Ending balance		¥ 5,642,768	¥ 5,642,768		¥ 5,642,769
Ending balance, Shares		56,306,309	57,186,585		57,511,787

[1]	For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.
[2]	In 2021, the Company’s board of directors authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its shares during a specific period of time. For the years ended December 31, 2022, the Company had repurchased 1.4 million shares for approximately RMB83 million under share repurchase programs. As of December 31, 2022, the share repurchase program was completed.